OTHER CURRENT ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross	$ 83,197	$ 93,135
Allowance	(54,401)	(52,078)
Net	28,796	41,057
Receivable from third party
Gross	3,705	4,463
Allowance	(2,283)	(1,242)
Net	1,422	3,221
Receivable from non-controlling interest holders
Gross	1,002	1,178
Allowance	(1,002)
Net		1,178
Receivable from AM Advertising and its subsidiaries
Gross	22,445	22,726
Allowance	(8,678)	(8,787)
Net	13,767	13,939
Other prepaid expenses
Gross	6,375	6,753
Allowance	(4,285)	(3,988)
Net	2,090	2,765
Other
Gross	51	726
Net	51	726
Short-term deposits
Gross	4,670	711
Net	4,670	711
Input VAT receivable
Gross	6,387	17,540
Net	6,387	17,540
Prepaid selling and marketing fees
Gross	272	308
Allowance	(125)
Net	147	308
Prepaid income tax
Gross	261	264
Allowance	(188)
Net	73	264
Prepaid individual income tax and other employee advances
Gross	260	224
Allowance	(121)
Net	139	224
Loans to third parties
Gross	37,769	38,242
Allowance	(37,719)	(38,061)
Net	$ 50	$ 181